Share-based compensation - Text Details (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based compensation - Text Details (Detail) [Line Items]
Share-based compensation costs	€ 102,000,000		€ 122,000,000	€ 95,000,000
Employee stock purchase plan	5,000,000
Expense from share-based payment transactions with employees	€ 107,000,000
Comparison group for performance shares	20	20	20		21
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 15,000,000		€ 29,000,000	20,000,000
Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Weighted average remaining contractual life of outstanding share options	2.3					2.3
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 19,800,000
US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Weighted average remaining contractual life of outstanding share options	2.3					2.3
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 14,700,000
former Philips employees now employed by Signify [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Expense from share-based payment transactions with employees	€ 10,000,000
Accelerate options [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Weighted average remaining contractual life of outstanding share options	3.3					3.3
Aggregate intrinsic value of liabilities from share-pased payments	€ 4,300,000
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	4,000,000		6,000,000
Proceeds from exercise of options	4,000,000		8,000,000
Tax deductions realized as a result of option exercises	€ 200,000		300,000
Accelerate options [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $						$ 20.02
Weighted average remaining contractual life of outstanding share options	3.1					3.1
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 1,900,000
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $						$ 1,000,000	$ 1,000,000
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Weighted average remaining contractual life of outstanding share options	2.3					2.3
Aggregate intrinsic value of liabilities from share-pased payments	€ 20,000,000
Option plans [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Proceeds from exercise of options	57,000,000		128,000,000	65,000,000
Tax deductions realized as a result of option exercises	€ 3,000,000		€ 5,000,000	€ 2,000,000
Option plans [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Weighted average remaining contractual life of outstanding share options	2.3					2.3
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 15,000,000
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $						$ 16,000,000	$ 22,000,000	$ 6,000,000
Option plans [Member] | Bottom of range [member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $						16.76
Option plans [Member] | Top of range [member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $						$ 36.63
Performance share plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Risk free interest rate, share options granted	(0.47%)	(0.47%)
Expected volatility, share options granted	22.00%	22.00%
Unrecognized compensation costs related to non-vested shares	€ 111,000,000
Cost recognition period (weighted average)	1.85	1.85
Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 59,000,000
Cost recognition period (weighted average)	1.83	1.83
Cliff-vesting period	3					3
Bottom of range [member] | Accelerate options [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options	€ 15.24
Bottom of range [member] | Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options	12.63
Top of range [member] | Accelerate options [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options	22.43
Top of range [member] | Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options	€ 24.90